Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Rental income from:		¥ 628	$ 98	¥ 0	¥ 0
Related party transactions					53,850
Interest income from:				471	1,886
Yusheng Han
Related Party Transaction [Line Items]
Related party transactions	[1]				37,034
Interest income from:				176	1,295
Shaokun Chuai
Related Party Transaction [Line Items]
Related party transactions	[2]				16,816
Interest income from:				295	591
BRT Bio Tech Limited
Related Party Transaction [Line Items]
Related party transactions	[3]				1,294
EaSuMed Holding Ltd [Member]
Related Party Transaction [Line Items]
Consulting service received from:		2,195	344	¥ 770	¥ 806
Guangzhou Burning Rock Biological Engineering Co., Ltd
Related Party Transaction [Line Items]
Rental income from:	[4]	187	29
Equipment usage service income from:	[5]	¥ 441	$ 69

[1]	On March 29, 2019, the Group entered into a loan agreement with Yusheng Han with a principal amount of US$5,500 at the simple rate of 4.5% per annum. The loan was fully repaid in February and March 2020.
[2]	On March 28, 2019, the Group entered into a loan agreement with Shaokun Chuai with a principal amount of US$2,500 at the simple rate of 4.5% per annum. The loan was fully repaid in May 2020.
[3]	The Group repurchased 31,246 ordinary shares held by BRT Bio Tech Limited in 2018. The purchase consideration was RMB33,316. The Group repurchased 124,985 and 20,222 Series A+ Preferred shares held by BRT Bio Tech Limited in 2018 and 2019, respectively, at considerations of RMB1,500 and RMB1,294.
[4]	On April 1, 2021, the Group entered into a one-year sublease agreement to sublease a portion of the office in Guangzhou, China for an annual rent of RMB408 (US$64). The lease was early terminated on September 30, 2021. The detail is disclosed in Note 10.
[5]	On April 1, 2021, the Group entered into a contract to provide equipment usage service to its related party with a total contact amount of RMB997(US$156), of which RMB441(US$69) was recorded in other income for the year ended December 31,2021. The contract was early terminated on September 30, 2021.